BUSINESS ACQUISITION (Details 2) - USD ($)		12 Months Ended
	Jun. 05, 2015	Dec. 31, 2015	Dec. 31, 2014
BUSINESS ACQUISITION [Line Items]
Goodwill		$ 250,650,500
Trade name/domain name [Member]
BUSINESS ACQUISITION [Line Items]
Amortization Period		10 years
Non-compete agreement [Member]
BUSINESS ACQUISITION [Line Items]
Amortization Period		4 years 6 months
Online platform [Member]
BUSINESS ACQUISITION [Line Items]
Amortization Period		5 years
Customer relationships [Member] | Minimum [Member]
BUSINESS ACQUISITION [Line Items]
Amortization Period		5 years
Customer relationships [Member] | Maximum [Member]
BUSINESS ACQUISITION [Line Items]
Amortization Period		10 years
JMU HK [Member]
BUSINESS ACQUISITION [Line Items]
Net tangible assets	$ 28,793,669
Total	55,448,000
Deferred tax liabilities	(13,862,000)
Goodwill	336,585,270
Total consideration	406,964,939
JMU HK [Member] | Trade name/domain name [Member]
BUSINESS ACQUISITION [Line Items]
Intangible assets:	$ 16,228,000
Amortization Period	10 years
JMU HK [Member] | Non-compete agreement [Member]
BUSINESS ACQUISITION [Line Items]
Intangible assets:	$ 10,096,000
Amortization Period	4 years 6 months
JMU HK [Member] | Online platform [Member]
BUSINESS ACQUISITION [Line Items]
Intangible assets:	$ 1,364,000
Amortization Period	5 years
JMU HK [Member] | Customer relationships [Member]
BUSINESS ACQUISITION [Line Items]
Intangible assets:	$ 27,760,000
JMU HK [Member] | Customer relationships [Member] | Minimum [Member]
BUSINESS ACQUISITION [Line Items]
Amortization Period	5 years
JMU HK [Member] | Customer relationships [Member] | Maximum [Member]
BUSINESS ACQUISITION [Line Items]
Amortization Period	10 years